LOANS AND OTHER FINANCING	12 Months Ended
Dec. 31, 2024
LOANS AND OTHER FINANCING
LOANS AND OTHER FINANCING

25.    LOANS AND OTHER FINANCING

As of December 31, 2024 and 2023 the composition of the loan portfolio is as follows:

				Total as of
	Assets Before Allowances			December 31,
	Stage 1	Stage 2	Stage 3	2024
Promissory notes	303,301,930	2,266,090	1,020,970	306,588,990
Unsecured corporate loans	303,070,601	5,091,105	4,715,263	312,876,969
Overdrafts	80,064,652	2,194,031	1,235,635	83,494,318
Mortgage loans	257,048,293	8,426,525	1,251,696	266,726,514
Automobile and other secured loans	180,429,857	11,827,296	5,109,431	197,366,584
Personal loans	271,573,217	20,284,186	6,553,640	298,411,043
Credit card loans	262,795,645	11,632,477	3,910,017	278,338,139
Foreign Trade Loans	348,286,411	10,363,458	4,825,112	363,474,981
Other financings	36,754,450	508,900	—	37,263,350
Other receivables from financial transactions	11,500,763	129,265	11,446	11,641,474
Receivables from financial leases	59,171,479	3,740,121	357,236	63,268,836
Subtotal	2,113,997,298	76,463,454	28,990,446	2,219,451,198
Allowances for loan losses	(18,518,639)	(12,984,633)	(17,869,762)	(49,373,034)
Total	2,095,478,659	63,478,821	11,120,684	2,170,078,164

				Total as of
	Assets Before Allowances			December 31,
	Stage 1	Stage 2	Stage 3	2023
Promissory notes	151,407,457	1,738,975	988,501	154,134,933
Unsecured corporate loans	205,019,081	3,895,909	1,147,510	210,062,500
Overdrafts	90,915,387	3,038,898	1,201,639	95,155,924
Mortgage loans	106,405,338	7,785,021	3,296,989	117,487,348
Automobile and other secured loans	27,807,679	5,005,719	563,947	33,377,345
Personal loans	93,640,015	15,859,814	3,516,917	113,016,746
Credit card loans	142,692,389	18,782,490	3,614,502	165,089,381
Foreign Trade Loans	50,711,409	8,731,879	12,250,428	71,693,716
Other financings	80,532,633	3,172,853	—	83,705,486
Other receivables from financial transactions	1,053,867	287,973	8,848	1,350,688
Receivables from financial leases	39,327,656	3,992,142	215,028	43,534,826
Subtotal	989,512,911	72,291,673	26,804,309	1,088,608,893
Allowances for loan losses	(9,928,781)	(11,101,509)	(16,966,911)	(37,997,201)
Total	979,584,130	61,190,164	9,837,398	1,050,611,692

	12.31.2024	12.31.2023
Other guarantees granted	110,358,739	203,314,067
Responsibilities for foreign trade loans	28,916,698	27,841,210
Documentary loans	15,781,305	10,369,477
Overdrafts	20,756,519	1,240,473
Total eventual responsability	175,813,261	242,765,227

Expected Credit Loss Allowance

Expected credit loss allowance recognised in the period is affected by a range of factors as follows:

●	Transfers between Stage 1 and Stage 2 or 3 due to financial instruments experiencing significant increases (or decreases) of credit risk or becoming credit-impaired in the period, and the consequent “step up” (or “step down”) between 12 months and Lifetime;
●	Additional allowances for new financial instruments recognized during the period, as well as releases for financial instruments de-recognized during the period;
●	Impact on the measurement of ECL of changes in PDs, EADs and LGDs in the period, resulting from the regular updating of model inputs;
●	Impact on the measurement of ECL as a result of changes in models and assumptions;
●	Discount unwind within ECL due to passage of time, as ECL is measured on a present value basis;
●	Foreign exchange retranslations for assets denominated in foreign currencies and other movements; and
●	Financial assets derecognised during the period and write-offs of allowances related to assets that were written off during the period.

The following tables explain the changes in the credit risk provision corresponding to the Group between the beginning and the end of the year due to the factors indicated below as of December 31, 2024 and 2023:

	Assets Before Allowances				ECL Allowance
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of the year	989,512,911	72,291,673	26,804,309	1,088,608,893	9,928,780	11,101,509	16,966,911	37,997,200
Transfers
Stage 1 to 2	(3,584,917)	3,584,917	—	—	(116,985)	1,030,912	—	913,927
Stage 1 to 3	(8,343,147)	—	8,343,147	—	(28,650)	—	1,567,021	1,538,371
Stage 2 to 3	—	(329,657)	329,657	—	—	(65,722)	375,206	309,484
Stage 2 to 1	7,911,551	(7,911,551)	—	—	361,569	(1,117,854)	—	(756,285)
Stage 3 to 2	—	780,268	(780,268)	—	—	18,320	(548,901)	(530,581)
Stage 3 to 1	107,992	—	(107,992)	—	2,080	—	(67,596)	(65,516)
Additions	1,677,516,637	—	—	1,677,516,637	13,417,776	—	—	13,417,776
Disposals	(354,189,251)	(15,174,497)	(20,804,019)	(390,167,767)	(1,733,279)	(2,500,356)	(2,754,021)	(6,987,656)
Interest accrual	191,551,079	53,255,197	29,409,870	274,216,146	2,117,862	10,534,865	22,111,604	34,764,331
Write-Offs	(113,143)	(90,757)	(12,123,262)	(12,327,162)	(113,143)	(90,757)	(12,123,262)	(12,327,162)
Portfolio sale	—	—	(1,088,576)	(1,088,576)	—	—	(1,003,942)	(1,003,942)
Exchange Differences and Others	10,331,332	1,254,587	1,555,861	13,141,780	37,884	66,300	653,421	757,605
Result from exposure to changes in the purchasing power of money	(396,703,746)	(31,196,726)	(2,548,281)	(430,448,753)	(5,355,255)	(5,992,584)	(7,306,679)	(18,654,518)
Gross carrying amount at December 31, 2024	2,113,997,298	76,463,454	28,990,446	2,219,451,198	18,518,639	12,984,633	17,869,762	49,373,034

	Assets Before Allowances				ECL Allowance
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of the year	1,478,516,294	127,178,904	63,539,559	1,669,234,757	20,585,901	19,843,883	42,451,935	82,881,719
Transfers
Stage 1 to 2	(8,523,510)	8,523,510	—	—	(317,362)	743,016	—	425,654
Stage 1 to 3	(660,712)	—	660,712	—	(10,662)	—	489,295	478,633
Stage 2 to 3	—	(440,335)	440,335	—	—	(32,466)	186,007	153,541
Stage 2 to 1	5,405,651	(5,405,651)	—	—	92,656	(242,619)	—	(149,963)
Stage 3 to 2	—	83,144	(83,144)	—	—	10,923	(44,378)	(33,455)
Stage 3 to 1	56,514	—	(56,514)	—	1,067	—	(24,154)	(23,087)
Additions	952,686,596	—	—	952,686,596	24,724,340	—	—	24,724,340
Disposals	(371,850,792)	(25,565,367)	(15,429,263)	(412,845,422)	(26,714,512)	(5,583,915)	(11,330,067)	(43,628,494)
Net changes of financial assets	129,351,784	7,881,815	11,020,157	148,253,756	115,913	651,666	5,830,917	6,598,496
Write-Offs	(4,005,087)	(9,162,243)	(20,876,934)	(34,044,264)	(4,005,087)	(9,162,243)	(20,876,934)	(34,044,264)
Portfolio sale	—	—	(12,661,115)	(12,661,115)	—	—	(12,330,922)	(12,330,922)
Exchange Differences and Others	13,408,571	39,044,792	16,199,813	68,653,176	6,053,376	12,737,352	31,323,848	50,114,576
Result from exposure to changes in the purchasing power of money	(1,204,872,398)	(69,846,896)	(15,949,297)	(1,290,668,591)	(10,596,850)	(7,864,088)	(18,708,636)	(37,169,574)
Gross carrying amount at December 31, 2023	989,512,911	72,291,673	26,804,309	1,088,608,893	9,928,780	11,101,509	16,966,911	37,997,200

Collateral and other credit enhancements

Collateral is an instrument pledged as security for repayment of a loan, to be forfeited in the event of default. The Entity accepts collateral as security before a potential breach on behalf of a debtor occurs.

The Argentine Central Bank classifies these guarantees in three types: Preferred “A” (considered self-settleable), Preferred “B” (made up by mortgage or pledge loans) and remaining guarantees (mainly bank guarantees and fines).

In virtue of the administration of collateral, Grupo Supervielle relies on a specific area devoted to the review of the legal compliance and suitable instrumentation of received collateral. In accordance with the type of collateral, the guarantors may be people or companies (in the case of mortgages, pledges, fines, guarantees and liquid funds) and international top level Financial Entities (for stand by letters of credit).

Grupo Supervielle monitors collateral held for financial assets considered to be credit-impaired as it becomes more likely that Grupo Supervielle will take possession of collateral to mitigate potential credit losses.

		Allowances
	Gross	for loans		Fair value of
Credit Impaired loans	exposure	losses	Book value	collateral
Overdrafts	1,235,635	939,791	295,844	153,218
Receivables from financial leases	357,236	214,615	142,621	122,430
Promissory Notes	1,020,970	540,917	480,053	300,235
Mortgage loans	1,251,696	344,610	907,086	1,902,913
Personal loans	6,553,640	6,241,343	312,297	—
Automobile and other secured loans	5,109,431	3,548,135	1,561,296	7,680,211
Credit Card Loans	3,910,017	3,579,676	330,341	—
Other	9,551,821	2,460,675	7,091,146	6,128,227
Total	28,990,446	17,869,762	11,120,684	16,287,234

Write-off policy

Grupo Supervielle writes off, in whole or in part, when it has exhausted all practical recovery efforts and has concluded there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include: (i) ceasing enforcement activity and (ii) where Grupo Supervielle´s recovery method is foreclosing on collateral and the value of the collateral is such that there is no reasonable expectation of recovering in full.

Grupo Supervielle may write-off financial assets that are still subject to enforcement activity, The outstanding contractual amounts of such assets written off during the year ended on December 31, 2024 and 2023 amount to $14,082,050 and $19,795,047 respectively. Grupo Supervielle still seeks to recover amounts it is legally owed in full, but which have been partially written off due to no reasonable expectation of recovery.

	12.31.2024	12.31.2023
Balance at the beginning of the year	19,795,047	53,340,375
Additions	12,327,162	34,044,264
Disposals	(5,441,409)	(13,526,860)
Cash collection	(3,556,231)	(9,034,998)
Portfolio sales	(466,457)	(1,808,888)
Condonation	(1,418,721)	(2,682,974)
Exchange differences and other movements	(12,598,750)	(54,062,732)
Gross carrying amount	14,082,050	19,795,047